Costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Costs
Inventories at the beginning of the year	$ 29,312	$ 33,722	$ 37,507
Purchases and expenses	172,546	149,373	157,936
Currency translation adjustments	(662)	(1,479)	76
Transfers	163,301	0	(2,238)
Impairment	(19,125)	0	0
Inventories at the end of the year	(161,636)	(29,312)	(33,722)
Total costs	$ 183,736	$ 152,304	$ 159,559